RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Changes in Shareholder's Equity (Deficit) (Q3) (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Statement of Changes in Shareholders' Equity (Deficit) [Abstract]
Changes in value of Class A ordinary shares subject to redemption	$ 0	$ 0
As Previously Reported [Member]
Statement of Changes in Shareholders' Equity (Deficit) [Abstract]
Changes in value of Class A ordinary shares subject to redemption	(2,655,290)	(10,586,338)
Adjustment [Member]
Statement of Changes in Shareholders' Equity (Deficit) [Abstract]
Changes in value of Class A ordinary shares subject to redemption	$ 2,655,290	$ 10,586,338